UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2010



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST  1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2010

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2010

                                                                      (Form N-Q)

48497-0610                                   (C)2010, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, or Texas Permanent School Fund.

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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
PRE      Prerefunded to a date prior to maturity
USD      Unified School District

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                                                  PORTFOLIO OF INVESTMENTS  |  2
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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

June 30, 2010 (unaudited)

PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON              FINAL              VALUE
(000)      SECURITY                                                RATE           MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
           FIXED-RATE INSTRUMENTS (88.5%)

           ALABAMA (0.9%)
 $    345  Montgomery BMC Special Care Facilities
              Financing Auth. (INS)                                4.88%        11/15/2018       $        345
   16,340  Montgomery Medical Clinic Board                         4.75          3/01/2026             14,930
    5,000  Prattville IDB                                          5.15          9/01/2013              5,182
    5,000  Private Colleges and Universities Facilities
              Auth. (INS)                                          4.75          9/01/2026              4,933
    2,000  Univ. of Alabama at Birmingham (INS) (PRE)              5.75          9/01/2020              2,039
                                                                                                 ------------
                                                                                                       27,429
                                                                                                 ------------
           ALASKA (0.8%)
    7,650  Four Dam Pool Power Agency (LOC - Dexia
              Credit Local) (PRE)                                  5.00          7/01/2021              8,672
    3,750  North Slope Borough (INS)                               4.36 (a)      6/30/2011              3,707
    2,000  State (INS)                                             4.75          4/01/2021              2,010
    2,520  State (INS)                                             4.75          4/01/2022              2,530
    2,000  State (INS)                                             4.75          4/01/2023              2,006
    4,110  State (INS)                                             4.75          4/01/2024              4,118
                                                                                                 ------------
                                                                                                       23,043
                                                                                                 ------------
           ARIZONA (1.8%)
    1,170  Health Facilities Auth.                                 4.50          4/01/2016              1,213
      425  Health Facilities Auth.                                 5.00          4/01/2017                442
    1,150  Health Facilities Auth.                                 4.75          4/01/2025              1,148
    2,500  Maricopa County Union High School District
              No. 210 (INS)                                        4.50          7/01/2024              2,570
   15,000  Mohave County IDA                                       7.50          5/01/2019             16,732
    3,270  Phoenix Civic Improvement Corp., 5.50%,
              7/01/2013 (INS)                                      4.50 (b)      7/01/2024              3,121
    2,115  Phoenix Civic Improvement Corp., 5.50%,
              7/01/2013 (INS)                                      4.54 (b)      7/01/2025              2,009
    2,000  Pinal County IDA (INS)                                  5.25         10/01/2020              1,916
    1,250  Pinal County IDA (INS)                                  5.25         10/01/2022              1,168
    2,000  Pinal County IDA (INS)                                  4.50         10/01/2025              1,676
    3,540  State (INS)                                             5.00         10/01/2019              3,937
    7,275  State (INS)                                             5.25         10/01/2020              8,112
    1,535  State Univ. (INS)                                       5.00          9/01/2024              1,584
    7,180  Univ. Medical Center Corp.                              5.00          7/01/2022              7,221
                                                                                                 ------------
                                                                                                       52,849
                                                                                                 ------------
           ARKANSAS (0.6%)
    3,125  Baxter County                                           5.00          9/01/2026              2,948
    6,230  Independence County                                     5.00          1/01/2021              6,232
    4,000  Independence County (INS)                               4.90          7/01/2022              4,101
    4,905  Jefferson County                                        4.60         10/01/2017              4,949
                                                                                                 ------------
                                                                                                       18,230
                                                                                                 ------------

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
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON              FINAL              VALUE
(000)      SECURITY                                                RATE           MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
           CALIFORNIA (8.9%)
 $ 10,000  Chabot-Las Positas Community College
              District (INS)                                       4.85% (a)     8/01/2022       $      5,504
    5,000  Chabot-Las Positas Community College
              District (INS)                                       4.88 (a)      8/01/2023              2,586
    5,000  City and County of San Francisco Airport
              Commission                                           5.25          5/01/2022              5,520
    7,000  City and County of San Francisco Airport
              Commission                                           5.25          5/01/2023              7,642
    2,000  Coronado Community Dev. Agency (INS)                    5.00          9/01/2024              1,992
    7,000  Health Facilities Financing Auth.                       5.13          7/01/2022              7,321
    5,000  Irvine USD Special Tax District (INS)                   5.25          9/01/2019              5,471
    2,500  Irvine USD Special Tax District (INS)                   4.50          9/01/2020              2,599
    6,745  Kern County Board of Education (INS)                    5.00          6/01/2026              6,841
   20,000  Los Angeles Department of Water and
              Power (INS) (c)                                      4.75          7/01/2025             20,688
    3,320  Modesto Irrigation District (INS)                       5.64 (a)      7/01/2017              2,338
    3,325  Modesto Irrigation District (INS)                       5.69 (a)      7/01/2018              2,207
    5,000  Public Works Board                                      5.50          6/01/2019              5,178
    6,400  Public Works Board                                      5.50          4/01/2021              6,727
    6,755  Public Works Board                                      5.60          4/01/2022              7,106
    3,000  Public Works Board                                      5.13          3/01/2023              3,031
    3,130  Public Works Board                                      5.75          4/01/2023              3,306
    2,500  Public Works Board                                      5.25          3/01/2024              2,540
    2,000  Public Works Board                                      5.38          3/01/2025              2,046
    1,430  Sacramento Financing Auth. (INS)                        5.00         12/01/2024              1,403
   15,265  Sacramento Municipal Utility District
              Financing Auth. (INS)                                4.75          7/01/2024             15,172
    4,720  Salinas Union High School District (INS)                4.37 (a)      6/01/2016              3,776
    2,000  Salinas Union High School District (INS)                4.37 (a)     10/01/2016              1,574
    3,525  San Bernardino County Redevelopment Agency (INS)        5.00          9/01/2025              3,307
    2,395  San Diego USD (INS)                                     4.50          7/01/2025              2,439
    3,000  San Jose USD (INS)                                      4.50          6/01/2024              3,003
    7,065  Santa Clara County Financing Auth. (INS)                4.75          5/15/2023              7,302
    7,400  Santa Clara County Financing Auth. (INS)                4.75          5/15/2024              7,576
    7,750  Santa Clara County Financing Auth. (INS)                4.75          5/15/2025              7,881
    3,500  Santa Rosa Rancheria Tachi Yokut Tribe (d)              5.00          3/01/2020              2,944
    2,175  Semitropic Improvement District (INS)                   5.25         12/01/2018              2,346
    2,500  Solano Community College District (INS)                 4.85 (a)      8/01/2023              1,275
    4,735  Solano Community College District (INS)                 4.88 (a)      8/01/2024              2,241
    4,035  South Orange County Public Financing Auth. (INS)        5.00          8/15/2022              4,042
    4,920  South Orange County Public Financing Auth. (INS)        5.00          8/15/2025              4,753
   20,000  State                                                   5.25         10/01/2022             21,503
   27,445  State                                                   5.75          4/01/2027             29,248
    3,120  Statewide Communities Dev. Auth.                        5.00          5/15/2021              3,137
    3,275  Statewide Communities Dev. Auth.                        5.00          5/15/2022              3,278
    3,440  Statewide Communities Dev. Auth.                        5.00          5/15/2023              3,433
    3,610  Statewide Communities Dev. Auth.                        5.00          5/15/2024              3,564
    3,795  Statewide Communities Dev. Auth.                        5.00          5/15/2025              3,717
    1,245  Systemwide Univ. (INS)                                  5.50         11/01/2015              1,361
   15,235  Tobacco Securitization Auth.                            4.75          6/01/2025             13,498
    3,470  Tuolumne Wind Project Auth.                             5.00          1/01/2022              3,728
    2,000  Washington Township Health Care District                5.75          7/01/2024              2,127
                                                                                                 ------------
                                                                                                      260,271
                                                                                                 ------------
           COLORADO (2.1%)
    4,500  Adams County (INS)                                      4.38          9/01/2017              4,501
    5,000  Adams County (INS) (c)                                  5.10          1/01/2019              5,041
    2,000  Arapahoe County School District No. 6 (INS)             5.25         12/01/2018              2,181
    2,585  Arapahoe County School District No. 6 (INS)             5.25         12/01/2019              2,814

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                                                  PORTFOLIO OF INVESTMENTS  |  4
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
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON              FINAL              VALUE
(000)      SECURITY                                                RATE           MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
 $  2,000  Arapahoe County School District No. 6 (INS)             5.25%        12/01/2020       $      2,173
    2,000  Arapahoe County School District No. 6 (INS)             5.25         12/01/2021              2,177
    2,400  Denver Health and Hospital Auth. (PRE)                  6.25         12/01/2016              2,595
   30,955  Denver Health and Hospital Auth.                        4.75         12/01/2027             26,989
    1,000  Health Facilities Auth.                                 5.25          6/01/2023              1,020
    2,140  Pueblo School District No. 60 (INS) (PRE)               5.25         12/15/2020              2,379
    9,045  State (INS)                                             5.00         11/01/2023              9,503
                                                                                                 ------------
                                                                                                       61,373
                                                                                                 ------------
           CONNECTICUT (0.5%)
    4,000  Health and Educational Facilities Auth. (INS)           5.00          7/01/2025              3,619
    4,400  Mashantucket (Western) Pequot Tribe, acquired
              9/18/1997 and 12/20/2001; cost $4,388 (d),(e)        5.70          9/01/2012              2,247
   16,500  Mashantucket (Western) Pequot Tribe, acquired
                9/18/1997 thru 9/11/2009; cost $14,993 (d),(e)     5.75          9/01/2018              8,442
                                                                                                 ------------
                                                                                                       14,308
                                                                                                 ------------
           DELAWARE (0.3%)
    1,495  Health Facilities Auth. (INS)                           4.80          5/01/2017              1,380
    1,830  Health Facilities Auth. (INS)                           4.90          5/01/2018              1,661
    1,000  Health Facilities Auth. (INS)                           5.00          5/01/2019                898
    1,515  Health Facilities Auth. (INS)                           5.05          5/01/2020              1,343
    1,010  Municipal Electric Corp. (INS)                          5.25          7/01/2013              1,053
    1,460  Municipal Electric Corp. (INS)                          5.25          7/01/2017              1,522
    1,580  Municipal Electric Corp. (INS)                          5.25          7/01/2018              1,637
                                                                                                 ------------
                                                                                                        9,494
                                                                                                 ------------
           DISTRICT OF COLUMBIA (0.5%)
    7,000  District of Columbia (INS)                              5.00          1/01/2025              7,189
    7,930  District of Columbia (INS)                              4.75          5/01/2027              6,321
                                                                                                 ------------
                                                                                                       13,510
                                                                                                 ------------
           FLORIDA (6.1%)
    5,165  Brevard County School Board (INS)                       5.00          7/01/2025              5,244
    2,500  Broward County Airport System                           5.00         10/01/2024              2,588
    6,500  Broward County School Board (INS)                       5.00          7/01/2023              6,690
    4,000  Broward County School Board (INS)                       5.00          7/01/2024              4,098
    3,710  Broward County School Board (INS)                       5.00          7/01/2025              3,771
    7,905  Dade County (INS)                                       6.00 (a)     10/01/2011              7,625
    8,610  Dade County (INS)                                       6.10 (a)     10/01/2012              7,808
    3,270  Flagler County School Board (INS)                       5.00          8/01/2025              3,340
    8,000  Hillsborough County IDA                                 5.65          5/15/2018              8,895
    1,725  Hillsborough County IDA                                 5.50         10/01/2023              1,761
    4,250  Indian River County School Board (INS)                  5.00          7/01/2024              4,352
    5,000  JEA St. Johns River Power Park (INS)                    5.00         10/01/2020              5,499
    1,090  Miami Beach Health Facilities Auth.                     6.13         11/15/2011              1,095
    1,670  Miami Dade County (INS)                                 5.00          4/01/2022              1,734
    2,805  Miami Dade County (INS)                                 5.00          4/01/2023              2,895
    8,375  Miami Dade County (INS)                                 4.75         11/01/2023              8,328
    2,345  Miami Dade County, 5.00%, 10/01/2013 (INS)              4.54 (b)     10/01/2024              1,961
    9,830  Miami Dade County (INS)                                 4.75         11/01/2024              9,729
    3,670  Miami Dade County, 5.00%, 10/01/2013 (INS)              4.57 (b)     10/01/2025              3,032
    2,500  Miami Dade County (INS)                                 5.00         10/01/2026              2,542
   10,000  Miami Dade County School Board (INS)                    5.00          2/01/2024             10,608
   12,000  Miami Dade County School Board (INS)                    5.25          5/01/2025             12,792
   12,000  Orange County Health Facility Auth.                     5.25         10/01/2022             12,362
    5,000  Orange County Health Facility Auth.                     5.38         10/01/2023              5,189
    7,450  Palm Beach County Health Facilities Auth. (INS)         5.00         12/01/2021              6,504
    1,500  Palm Beach County School Board (INS)                    5.25          8/01/2018              1,606
      650  Palm Beach County School Board (INS)                    5.00          8/01/2022                682

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
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON              FINAL              VALUE
(000)      SECURITY                                                RATE           MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
 $  6,000  Seminole Tribe (d)                                      5.75%        10/01/2022       $      5,860
   14,815  Seminole Tribe (d)                                      5.50         10/01/2024             14,002
    4,585  Volusia County School Board (INS)                       5.00          8/01/2022              4,703
    4,920  Volusia County School Board (INS)                       5.00          8/01/2023              5,023
    5,165  Volusia County School Board (INS)                       5.00          8/01/2024              5,251
                                                                                                 ------------
                                                                                                      177,569
                                                                                                 ------------
           GEORGIA (0.9%)
   10,000  Burke County Dev. Auth.                                 7.00          1/01/2023             11,850
    5,000  Coweta County Dev. Auth. (INS)                          4.35          9/01/2018              5,012
    4,000  Glynn-Brunswick Memorial Hospital Auth.                 5.25          8/01/2023              4,078
    5,000  Savannah Hospital Auth. (INS)                           5.00          7/01/2018              5,028
                                                                                                 ------------
                                                                                                       25,968
                                                                                                 ------------
           GUAM (0.2%)
    6,000  Education Financing Foundation (INS)                    4.50         10/01/2026              4,837
                                                                                                 ------------
           HAWAII (0.1%)
    2,590  Housing Finance and Dev. Corp.                          5.45          7/01/2017              2,594
                                                                                                 ------------
           IDAHO (0.0%)
    1,000  Univ. of Idaho (INS)                                    4.75          4/01/2022              1,024
                                                                                                 ------------
           ILLINOIS (6.5%)
    1,000  Bedford Park Village                                    4.60         12/01/2017              1,008
    3,240  Bedford Park Village                                    4.80         12/01/2020              3,206
    3,085  Bedford Park Village                                    4.90         12/01/2023              3,012
    6,040  Channahon                                               6.88          1/01/2020              6,048
    2,000  Chicago (PRE)                                           5.00         11/01/2019              2,123
    5,000  Chicago                                                 6.63         12/01/2022              4,939
   14,925  Chicago Board of Education (INS)                        4.82 (a)     12/01/2013             13,800
    2,170  Chicago-O'Hare International Airport (INS)              5.50          1/01/2014              2,235
    7,000  Chicago-O'Hare International Airport (INS)              5.00          1/01/2021              7,374
   10,000  Chicago-O'Hare International Airport (INS)              5.00          1/01/2022             10,449
    9,000  Chicago-O'Hare International Airport                    5.25          1/01/2024              9,390
    2,370  Finance Auth.                                           5.50          5/01/2017              2,460
    2,000  Finance Auth.                                           5.00          8/15/2017              1,801
    4,340  Finance Auth.                                           5.75          5/01/2018              4,540
   14,360  Finance Auth.                                           5.00          2/15/2019             14,833
    2,080  Finance Auth.                                           5.00          2/15/2020              2,128
    1,710  Finance Auth.                                           5.00          2/15/2022              1,727
      750  Finance Auth.                                           5.25          4/01/2022                750
    2,000  Finance Auth.                                           5.00          4/01/2023              1,904
    3,400  Finance Auth. (INS)                                     5.00         11/01/2023              3,468
   10,500  Finance Auth. (INS)                                     5.00         11/15/2023             10,507
    7,140  Finance Auth.                                           5.13          2/15/2025              7,091
    4,165  Finance Auth.                                           5.00          4/01/2025              3,884
    8,000  Finance Auth.                                           4.50         11/15/2026              7,178
    1,750  Finance Auth.                                           5.40          4/01/2027              1,725
    1,000  Health Facilities Auth.                                 5.25          9/01/2013              1,004
    2,000  Health Facilities Auth.                                 5.25          9/01/2014              2,006
    2,500  Health Facilities Auth.                                 5.25          9/01/2018              2,502
    3,000  Health Facilities Auth. (INS)                           5.00          2/15/2020              3,041
    4,250  Health Facilities Auth. (PRE)                           6.80         11/15/2020              4,397
      825  Housing Dev. Auth.                                      4.55          7/01/2021                845
      365  Housing Dev. Auth.                                      4.60          7/01/2023                369
    3,495  Lake County Community Unit School
              District (INS) (ETM)                                 5.13 (a)     12/01/2016              2,832
    4,555  Lake County Community Unit School
              District (INS)                                       5.13 (a)     12/01/2016              3,644

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                                                  PORTFOLIO OF INVESTMENTS  |  6
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
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON              FINAL              VALUE
(000)      SECURITY                                                RATE           MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
 $  2,500  Metropolitan Pier and Exposition Auth., 5.20%,
              6/15/2012 (INS)                                      5.20% (b)     6/15/2017       $      2,528
    2,500  Metropolitan Pier and Exposition Auth., 5.30%,
              6/15/2012 (INS)                                      5.30 (b)      6/15/2018              2,523
    4,000  Metropolitan Pier and Exposition Auth., 5.40%,
              6/15/2012 (INS)                                      5.40 (b)      6/15/2019              4,004
    2,000  Northeastern Illinois Univ.                             4.75         10/01/2025              2,041
    4,735  Northern Illinois Univ. (INS)                           4.88          4/01/2018              4,790
    5,000  State (INS)                                             5.00          1/01/2021              5,347
    7,815  Univ. of Illinois (INS) (PRE)                           5.00          8/15/2020              8,230
    3,311  Volo Village, Lake County                               5.00          3/01/2016              3,080
   14,070  Will County Forest Preserve District (INS)              5.40 (a)     12/01/2017             11,036
                                                                                                 ------------
                                                                                                      191,799
                                                                                                 ------------
           INDIANA (2.6%)
    7,465  Bond Bank (PRE)                                         5.50          8/01/2016              7,573
   20,000  Finance Auth. (INS) (c)                                 4.55         12/01/2024             19,102
    1,900  Finance Auth.                                           5.00         10/01/2027              1,953
    4,000  Health and Educational Facility Financing Auth.         5.00          2/15/2021              4,074
    8,375  Health and Educational Facility Financing Auth.         5.00          2/15/2022              8,502
    3,000  Jasper County (INS)                                     5.85          4/01/2019              3,311
    4,950  Municipal Power Agency (INS)                            5.25          1/01/2017              5,327
    2,100  Municipal Power Agency (INS)                            5.25          1/01/2018              2,260
    6,000  Rockport (INS)                                          4.63          6/01/2025              5,845
      870  St. Joseph County                                       5.45          2/15/2017                844
    7,260  St. Joseph County                                       5.75          2/15/2019              4,027
   11,000  Univ. of Southern Indiana (INS) (c)                     5.00         10/01/2018             11,246
    1,500  Vanderburgh County Redevelopment District               5.00          2/01/2026              1,500
                                                                                                 ------------
                                                                                                       75,564
                                                                                                 ------------
           IOWA (0.6%)
    9,190  Finance Auth. (INS)                                     5.00          7/01/2014              9,848
    1,325  Finance Auth. (INS)                                     5.00         12/01/2021              1,298
    1,390  Finance Auth. (INS)                                     5.00         12/01/2022              1,355
    1,460  Finance Auth. (INS)                                     5.00         12/01/2023              1,407
    1,535  Finance Auth. (INS)                                     5.00         12/01/2024              1,449
    1,610  Finance Auth. (INS)                                     5.00         12/01/2025              1,502
    1,690  Finance Auth. (INS)                                     5.00         12/01/2026              1,556
                                                                                                 ------------
                                                                                                       18,415
                                                                                                 ------------
           KANSAS (0.8%)
      645  Wyandotte County                                        4.75         12/01/2016                672
   19,000  Wyandotte County                                        5.00         12/01/2020             19,415
    8,800  Wyandotte County                                        6.07 (a)      6/01/2021              4,700
                                                                                                 ------------
                                                                                                       24,787
                                                                                                 ------------
           KENTUCKY (0.3%)
    7,500  Economic Dev. Finance Auth. (INS)                       5.75         12/01/2028              8,155
                                                                                                 ------------
           LOUISIANA (1.8%)
    2,150  Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                           5.25         12/01/2015              2,292
    2,260  Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                           5.25         12/01/2016              2,443
    2,355  Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                           5.25         12/01/2017              2,546
    3,750  Local Government Environmental Facilities and
              Community Dev. Auth. (f)                             6.50          8/01/2029              3,830
    7,000  New Orleans (INS)                                       5.13          9/01/2021              7,116
    6,825  Office Facilities Corp. (INS)                           5.38          5/01/2018              6,995
    2,000  Office Facilities Corp. (INS)                           5.25         11/01/2018              2,190

================================================================================

7  |  USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON              FINAL              VALUE
(000)      SECURITY                                                RATE           MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
 $  4,450  St. Martin Parish                                       4.35%        10/01/2012       $      4,694
    3,955  St. Tammany Parish Hospital Service District
              No. 1 (INS)                                          5.00          7/01/2018              3,940
    9,000  Transportation Auth. (INS)                              4.38         12/01/2023              9,006
    9,000  Transportation Auth. (INS)                              4.38         12/01/2024              9,002
                                                                                                 ------------
                                                                                                       54,054
                                                                                                 ------------
           MAINE (0.1%)
    1,715  Housing Auth.                                           5.35         11/15/2021              1,722
    1,500  Jay                                                     4.85          5/01/2019              1,493
                                                                                                 ------------
                                                                                                        3,215
                                                                                                 ------------
           MARYLAND (0.4%)
    2,915  Community Dev. Administration                           5.88          7/01/2016              2,920
    2,500  EDC                                                     6.20          9/01/2022              2,866
    5,000  Health and Higher Educational Facilities Auth.          6.00          1/01/2028              5,164
                                                                                                 ------------
                                                                                                       10,950
                                                                                                 ------------
           MASSACHUSETTS (1.6%)
    5,105  Commonwealth                                            5.75          6/15/2015              5,218
    4,500  Commonwealth (INS) (PRE)                                5.50          3/01/2018              4,867
    7,775  Commonwealth (INS) (PRE)                                5.38          8/01/2021              8,544
    3,110  Health and Educational Facilities Auth.                 5.00          7/01/2019              3,200
    9,000  Health and Educational Facilities Auth.                 6.00          7/01/2024              9,734
    4,000  Health and Educational Facilities Auth.                 5.00          7/15/2027              3,362
    5,545  Massachusetts Bay Transportation Auth.                  4.60 (a)      7/01/2022              3,363
    7,790  Massachusetts Bay Transportation Auth.                  4.65 (a)      7/01/2023              4,468
    5,000  Massachusetts Bay Transportation Auth.                  4.70 (a)      7/01/2024              2,684
    1,600  Massachusetts Bay Transportation Auth.                  4.73 (a)      7/01/2025                811
      110  Water Pollution Abatement Trust                         4.75          8/01/2025                117
                                                                                                 ------------
                                                                                                       46,368
                                                                                                 ------------
           MICHIGAN (1.9%)
   18,000  Building Auth. (INS)                                    4.81 (a)     10/15/2022              9,639
    1,325  Detroit Building Auth. (LOC - Comerica Bank, N.A.)      6.15          2/01/2011              1,329
    4,000  Detroit Downtown Dev. Auth. (INS)                       5.00          7/01/2018              3,965
   25,000  Dickinson County EDC                                    4.80         11/01/2018             25,076
    1,855  Hospital Finance Auth.                                  6.25         10/01/2016              1,857
    2,675  Hospital Finance Auth.                                  5.00         11/15/2019              2,694
    3,400  Hospital Finance Auth.                                  5.00         11/15/2022              3,351
    2,000  Kent Hospital Finance Auth.                             5.50          7/01/2020              1,934
    3,000  State Trunk Line Fund                                   5.00         11/01/2019              3,408
    2,000  State Trunk Line Fund                                   5.00         11/01/2020              2,244
                                                                                                 ------------
                                                                                                       55,497
                                                                                                 ------------
           MINNESOTA (1.8%)
    1,080  Chippewa County                                         5.38          3/01/2022              1,091
    5,120  Chippewa County                                         5.50          3/01/2027              5,070
   18,015  Cohasset (c)                                            4.95          7/01/2022             18,322
    2,500  Higher Education Facilities Auth.                       4.50         10/01/2027              2,502
    3,000  Municipal Power Agency                                  4.38         10/01/2025              3,012
    5,315  St. Paul Housing and Redevelopment Auth.                5.70         11/01/2015              5,316
    1,500  St. Paul Housing and Redevelopment Auth.                5.85         11/01/2017              1,500
    7,680  St. Paul Housing and Redevelopment Auth.                5.15         11/15/2020              7,419
    3,500  St. Paul Housing and Redevelopment Auth.                5.25          5/15/2026              3,427
    5,260  Washington County Hospital and
              Redevelopment Auth.                                  5.38         11/15/2018              5,187
                                                                                                 ------------
                                                                                                       52,846
                                                                                                 ------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS  |  8

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON              FINAL              VALUE
(000)      SECURITY                                                RATE           MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
           MISSISSIPPI (0.1%)
 $  1,650  Hospital Equipment and Facilities Auth.                 5.00%        12/01/2016       $      1,692
    1,000  Hospital Equipment and Facilities Auth.                 5.25         12/01/2021                989
    1,260  Lincoln County (INS)                                    5.50          4/01/2018              1,260
                                                                                                 ------------
                                                                                                        3,941
                                                                                                 ------------
           MISSOURI (1.0%)
   17,545  Cape Girardeau County Health Care Facilities IDA        5.00          6/01/2027             16,062
    1,000  Cass County                                             5.00          5/01/2022                974
    3,315  Cass County                                             5.38          5/01/2022              3,328
    2,000  Cass County                                             5.50          5/01/2027              1,867
    2,000  Dev. Finance Board                                      4.75          6/01/2025              1,923
    2,050  Fenton City                                             4.50          4/01/2021              1,988
    1,760  Riverside IDA (INS)                                     5.00          5/01/2020              1,800
    1,330  St. Joseph IDA                                          5.00          4/01/2027              1,335
                                                                                                 ------------
                                                                                                       29,277
                                                                                                 ------------
           MONTANA (0.3%)
    6,500  Forsyth (INS)                                           4.65          8/01/2023              6,467
    2,140  Health Facilities Auth.                                 6.38          6/01/2018              2,140
                                                                                                 ------------
                                                                                                        8,607
                                                                                                 ------------
           NEBRASKA (0.0%)
     560   Scotts Bluff County Hospital Auth.                      5.13         11/15/2019                561
                                                                                                 ------------
           NEVADA (1.0%)
    1,000  Clark County (INS)                                      4.50         11/01/2016              1,001
    5,000  Clark County (INS) (PRE)                                5.25          7/01/2019              5,250
    2,865  Clark County                                            5.00          5/15/2020              2,983
   18,000  Humboldt County                                         5.15         12/01/2024             18,813
                                                                                                 ------------
                                                                                                       28,047
                                                                                                 ------------
           NEW HAMPSHIRE (0.4%)
    5,000  Business Finance Auth.                                  5.85         12/01/2022              5,078
    6,730  Strafford County                                        6.75         12/31/2010              6,780
                                                                                                 ------------
                                                                                                       11,858
                                                                                                 ------------
           NEW JERSEY (2.1%)
    2,000  EDA                                                     5.75         12/01/2016              2,000
    5,000  EDA (INS)                                               5.00          7/01/2022              5,222
    3,500  EDA (f)                                                 4.45          6/01/2023              3,508
    8,830  EDA                                                     5.25          9/01/2023              9,486
   13,500  EDA                                                     5.50          6/15/2024             13,353
   20,000  State Turnpike Auth.                                    5.00          1/01/2021             22,020
    5,000  Tobacco Settlement Financing Corp.                      5.00          6/01/2017              4,982
                                                                                                 ------------
                                                                                                       60,571
                                                                                                 ------------
           NEW MEXICO (0.4%)
    4,890  Jicarilla Apache Nation (d)                             5.00          9/01/2018              5,157
    3,250  Jicarilla Apache Nation (d)                             5.50          9/01/2023              3,416
    4,000  Sandoval County                                         4.38          6/01/2020              4,167
                                                                                                 ------------
                                                                                                       12,740
                                                                                                 ------------
           NEW YORK (10.7%)
    2,500  Albany IDA                                              5.75         11/15/2022              2,625
    5,500  Dormitory Auth.                                         5.75          7/01/2013              5,835

================================================================================

9  |  USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON              FINAL              VALUE
(000)      SECURITY                                                RATE           MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
 $  1,500  Dormitory Auth.                                         5.25%         7/01/2015       $      1,690
    4,000  Dormitory Auth.                                         5.20          2/15/2016              4,008
    5,420  Dormitory Auth. (LOC - Allied Irish Banks plc)          4.40          7/01/2016              5,681
    2,005  Dormitory Auth.                                         5.25          7/01/2016              2,223
    4,760  Dormitory Auth.                                         5.30          2/15/2017              4,769
    2,000  Dormitory Auth.                                         5.25          7/01/2017              2,195
   12,560  Dormitory Auth. (ETM)                                   5.30          2/15/2019             14,427
    5,000  Dormitory Auth.                                         5.00          7/01/2020              5,135
    3,345  Dormitory Auth. (PRE)                                   5.05          2/01/2022              3,638
   24,935  Dormitory Auth.                                         5.00          7/01/2022             25,496
    2,500  Dutchess County IDA                                     4.50          8/01/2026              2,334
    1,860  East Rochester Housing Auth. (NBGA)                     4.05          2/15/2012              1,892
    2,000  East Rochester Housing Auth. (NBGA)                     4.63          2/15/2017              2,087
   17,075  Long Island Power Auth.                                 5.00          4/01/2023             18,253
   10,000  Metropolitan Transportation Auth.                       6.25         11/15/2023             11,741
    2,500  Metropolitan Transportation Auth. (INS)                 5.00         11/15/2024              2,634
    6,800  Metropolitan Transportation Auth.                       5.00         11/15/2024              7,137
   16,565  Metropolitan Transportation Auth.                       5.00         11/15/2024             17,526
   21,625  New York City                                           5.50          8/01/2015             23,837
    4,455  New York City                                           5.63          8/01/2015              4,869
      810  New York City (PRE)                                     5.75          8/01/2016                900
    6,055  New York City                                           5.75          8/01/2016              6,580
    5,000  New York City                                           5.25         10/15/2019              5,546
    5,000  New York City                                           5.13         11/15/2022              5,613
    4,330  New York City                                           5.13         12/01/2022              4,778
    6,000  New York City                                           5.13         12/01/2023              6,571
   10,000  New York City                                           5.00          4/01/2024             10,694
   15,000  New York City                                           5.00          8/01/2024             16,420
    5,240  New York City                                           5.00          8/01/2024              5,641
    5,000  New York City                                           5.25         11/15/2024              5,584
    5,000  New York City                                           5.00          2/01/2025              5,368
      500  New York City IDA (INS)                                 4.15          7/01/2014                492
   10,000  New York City Municipal Water Finance Auth.             5.38          6/15/2017             10,855
    4,795  New York City Transitional Finance Auth. (INS) (PRE)    5.25          8/01/2019              5,276
    3,500  New York City Transitional Finance Auth.                5.00          1/15/2022              3,852
   25,000  New York City Transitional Finance Auth.                5.00          5/01/2026             27,272
    6,000  Seneca Nation Indians Capital Improvements
              Auth. (d)                                            5.00         12/01/2023              4,930
      775  Suffolk County IDA                                      5.00         11/01/2013                815
    1,880  Suffolk County IDA                                      5.00         11/01/2014              1,978
    1,000  Suffolk County IDA                                      5.00         11/01/2015              1,049
    3,180  Suffolk County IDA (INS)                                4.75          6/01/2026              2,539
   11,000  Tobacco Settlement Financing Corp.                      5.50          6/01/2018             11,738
                                                                                                 ------------
                                                                                                      314,523
                                                                                                 ------------
           NORTH CAROLINA (1.5%)
    6,000  Eastern Municipal Power Agency                          5.50          1/01/2012              6,388
    4,885  Eastern Municipal Power Agency                          5.50          1/01/2015              5,238
    1,830  Eastern Municipal Power Agency                          5.50          1/01/2016              1,962
    1,000  Eastern Municipal Power Agency                          5.50          1/01/2017              1,072
    3,000  Eastern Municipal Power Agency                          5.00          1/01/2024              3,155
    5,500  Medical Care Commission                                 5.00          7/01/2027              5,228
    1,600  Municipal Power Agency No. 1 (ETM)                      5.50          1/01/2013              1,782
    3,400  Municipal Power Agency No. 1                            5.50          1/01/2013              3,746
    2,000  Municipal Power Agency No. 1                            5.25          1/01/2020              2,234
    3,600  Turnpike Auth. (INS)                                    5.00          1/01/2022              3,909
    3,330  Turnpike Auth. (INS)                                    5.13          1/01/2024              3,578
    4,000  Wake County Industrial Facilities and Pollution
              Control Financing Auth.                              5.38          2/01/2017              4,230
                                                                                                 ------------
                                                                                                       42,522
                                                                                                 ------------

================================================================================

                                                 PORTFOLIO OF INVESTMENTS  |  10

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON              FINAL              VALUE
(000)      SECURITY                                                RATE           MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
           NORTH DAKOTA (0.1%)
 $  1,000  Grand Forks (INS)                                       5.00%        12/15/2022       $      1,058
    2,055  Williams County                                         5.00         11/01/2021              2,059
                                                                                                 ------------
                                                                                                        3,117
                                                                                                 ------------
           OHIO (2.2%)
    4,000  Air Quality Dev. Auth.                                  5.63         10/01/2019              4,278
    9,000  Air Quality Dev. Auth.                                  5.70          8/01/2020              9,664
    3,000  American Municipal Power, Inc.                          5.00          2/15/2021              3,297
    2,760  American Municipal Power, Inc.                          5.00          2/15/2022              2,998
   22,195  Buckeye Tobacco Settlement Financing Auth.              5.13          6/01/2024             18,775
    2,400  Fairview Park (INS)                                     4.13         12/01/2020              2,468
    4,000  Franklin County                                         5.80         10/01/2014              4,030
    2,650  Franklin County                                         5.50          7/01/2017              2,652
   10,000  Hamilton (INS)                                          4.65         10/15/2022             10,535
      790  Housing Finance Agency (NBGA)                           5.10          9/01/2017                826
    1,750  Miami County                                            5.25          5/15/2021              1,806
    2,000  Miami County                                            5.25          5/15/2026              2,008
                                                                                                 ------------
                                                                                                       63,337
                                                                                                 ------------
           OKLAHOMA (1.4%)
    5,360  Cherokee Nation (INS) (d)                               4.60         12/01/2021              5,186
   10,275  Chickasaw Nation (d)                                    5.38         12/01/2017             11,000
    5,000  Chickasaw Nation (d)                                    6.00         12/01/2025              5,273
    3,895  Comanche County Hospital Auth. (INS)                    5.25          7/01/2022              3,915
    3,000  Comanche County Hospital Auth. (INS)                    5.25          7/01/2023              3,002
    1,400  Norman Regional Hospital Auth.                          5.50          9/01/2024              1,292
   13,100  Norman Regional Hospital Auth.                          5.00          9/01/2027             11,096
    1,295  Valley View Hospital Auth.                              6.00          8/15/2014              1,297
                                                                                                 ------------
                                                                                                       42,061
                                                                                                 ------------
           OREGON (0.1%)
    1,000  Washington, Yamhill and Multnomah Counties
              Hillsboro School District No. 1J (INS)               4.58 (a)      6/15/2025                492
    5,900  Washington, Yamhill and Multnomah Counties
           Hillsboro School District No. 1J (INS)                  4.59 (a)      6/15/2026              2,705
                                                                                                 ------------
                                                                                                        3,197
                                                                                                 ------------
           PENNSYLVANIA (0.7%)
    1,000  Allegheny County IDA                                    5.00          9/01/2021                972
    1,220  Allegheny County IDA                                    5.10          9/01/2026              1,147
   17,300  Allegheny County IDA                                    4.75         12/01/2032             18,149
    1,615  Lancaster County Hospital Auth.                         5.00         11/01/2026              1,625
                                                                                                 ------------
                                                                                                       21,893
                                                                                                 ------------
           PUERTO RICO (0.5%)
   14,000  Government Dev. Bank                                    4.75         12/01/2015             14,490
                                                                                                 ------------
           RHODE ISLAND (0.4%)
      340  Health and Educational Building Corp. (INS)             5.50          5/15/2012                341
      765  Health and Educational Building Corp. (INS)             5.50          5/15/2016                766
    5,500  Health and Educational Building Corp. (INS)             5.00          5/15/2026              5,632
    5,915  Housing and Mortgage Finance Corp.                      4.65         10/01/2026              5,982
                                                                                                 ------------
                                                                                                       12,721
                                                                                                 ------------
           SOUTH CAROLINA (1.8%)
    4,250  Georgetown County                                       5.95          3/15/2014              4,652
    5,000  Georgetown County                                       5.70          4/01/2014              5,402

================================================================================

11  |  USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON              FINAL              VALUE
(000)      SECURITY                                                RATE           MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
 $  5,000  Lexington County Health Services District, Inc.         5.00%        11/01/2024       $      5,132
    7,335  Lexington County Health Services District, Inc.         5.00         11/01/2026              7,421
    5,870  SCAGO Educational Facilities Corp. (INS)                4.75         12/01/2026              5,269
    6,325  SCAGO Educational Facilities Corp. (INS)                4.75         12/01/2026              5,868
   19,870  Tobacco Settlement Revenue Management Auth.             5.00          6/01/2018             19,889
                                                                                                 ------------
                                                                                                       53,633
                                                                                                 ------------
           SOUTH DAKOTA (0.3%)
    1,700  Health and Educational Facilities Auth.                 5.00         11/01/2024              1,732
    6,025  Housing Dev. Auth. (INS)                                5.15         11/01/2020              6,184
                                                                                                 ------------
                                                                                                        7,916
                                                                                                 ------------
           TENNESSEE (1.0%)
    7,000  Jackson                                                 5.25          4/01/2023              7,212
    2,125  Johnson City Health and Educational Facilities Board    5.25          7/01/2026              2,096
    1,000  Nashville and Davidson County Health and
              Educational Facilities Board (INS)                   5.10          8/01/2019                874
      745  Shelby County Health, Educational and Housing
              Facility Board (PRE)                                 6.00          9/01/2016                832
    1,255  Shelby County Health, Educational and Housing
              Facility Board (PRE)                                 6.00          9/01/2016              1,402
      935  Shelby County Health, Educational and Housing
              Facility Board (PRE)                                 6.25          9/01/2018              1,049
    1,565  Shelby County Health, Educational and Housing
              Facility Board (PRE)                                 6.25          9/01/2018              1,756
   14,750  Sullivan County Health, Educational and
           Housing Facilities Board                                5.25          9/01/2026             14,204
                                                                                                 ------------
                                                                                                       29,425
                                                                                                 ------------
           TEXAS (16.6%)
      910  Alamo Community College District (INS) (PRE)            5.00         11/01/2020                967
    1,050  Alamo Community College District (INS)                  5.00         11/01/2020              1,101
    2,300  Austin (INS)                                            5.00         11/15/2024              2,408
    5,610  Austin Utility Systems (INS)                            5.15 (a)      5/15/2017              4,500
    1,855  Bastrop ISD (NBGA)                                      5.55 (a)      2/15/2014              1,745
    3,030  Bastrop ISD (NBGA)                                      5.55 (a)      2/15/2015              2,751
    3,055  Bastrop ISD (NBGA)                                      5.60 (a)      2/15/2016              2,652
    3,155  Bastrop ISD (NBGA)                                      5.60 (a)      2/15/2017              2,601
    4,540  Bexar County Health Facilities Dev. Corp.               5.00          7/01/2027              4,051
   32,925  Brazos River Auth.                                      5.38          4/01/2019             33,005
    5,365  Cass County IDC                                         5.35          4/01/2012              5,680
    2,680  Central Regional Mobility Auth., 4.55%,
              1/01/2014 (INS)                                      4.55 (b)      1/01/2020              2,062
    3,445  Central Regional Mobility Auth., 4.60%,
              1/01/2014 (INS)                                      4.60 (b)      1/01/2021              2,601
    2,500  Central Regional Mobility Auth.                         5.75          1/01/2025              2,540
    2,600  Conroe ISD (NBGA)                                       5.00          2/15/2023              2,800
    3,100  Conroe ISD (NBGA)                                       5.00          2/15/2024              3,329
   13,745  Denton ISD (NBGA)                                       5.03 (a)      8/15/2023              7,557
   16,500  Denton ISD (NBGA)                                       5.06 (a)      8/15/2024              8,553
    2,905  Eagle Mountain-Saginaw ISD (NBGA)                       4.38          8/15/2026              2,977
    1,520  Edgewood ISD (NBGA)                                     4.88          8/15/2019              1,555
    1,595  Edgewood ISD (NBGA)                                     5.00          8/15/2020              1,664
    1,675  Edgewood ISD (NBGA)                                     5.00          8/15/2021              1,747
    2,245  Ennis ISD (NBGA)                                        4.56 (a)      8/15/2024              1,190
    3,715  Ennis ISD (NBGA)                                        4.58 (a)      8/15/2025              1,852
    3,720  Ennis ISD (NBGA)                                        4.60 (a)      8/15/2026              1,736
    6,580  Fort Worth ISD (NBGA) (PRE)                             5.00          2/15/2018              6,776
   40,000  Harris County IDC                                       5.00          2/01/2023             40,928
    1,895  Hidalgo County Health Services Corp.                    4.75          8/15/2017              1,894

================================================================================

                                                 PORTFOLIO OF INVESTMENTS  |  12

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON              FINAL              VALUE
(000)      SECURITY                                                RATE           MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
 $    350  Hidalgo County Health Services Corp.                    5.00%         8/15/2019       $        347
    3,805  Hidalgo County Health Services Corp.                    5.00          8/15/2022              3,671
    1,785  Hidalgo County Health Services Corp.                    5.00          8/15/2026              1,622
    3,000  Houston (INS)                                           5.00          3/01/2019              3,236
    4,000  Houston Airport System                                  5.00          7/01/2024              4,320
    7,000  Houston Airport System                                  5.00          7/01/2025              7,510
    3,635  Houston ISD Public Facility Corp. (INS)                 5.35 (a)      9/15/2015              3,218
    4,955  Houston ISD Public Facility Corp. (INS)                 5.35 (a)      9/15/2015              4,386
    6,955  Houston ISD Public Facility Corp. (INS)                 5.38 (a)      9/15/2016              5,864
    2,635  Houston ISD Public Facility Corp. (INS)                 5.38 (a)      9/15/2016              2,222
    3,885  Houston ISD Public Facility Corp. (INS)                 5.40 (a)      9/15/2017              3,105
    5,000  Irving ISD (NBGA)                                       5.31 (a)      2/15/2025              2,471
    2,200  Judson ISD (INS)                                        5.00          2/01/2023              2,320
    1,500  Judson ISD (INS)                                        5.00          2/01/2024              1,572
    1,595  La Porte ISD (INS)                                      5.00          2/15/2022              1,690
    3,535  La Porte ISD (INS)                                      5.00          2/15/2024              3,710
    3,830  Lewisville (INS)                                        5.38          9/01/2015              3,833
    4,555  Lower Colorado River Auth. (INS)                        4.38          5/15/2025              4,582
    4,555  Lower Colorado River Auth. (INS)                        4.38          5/15/2026              4,556
    2,325  Marlin ISD Public Facility Corp., acquired
              7/22/1998; cost $2,363 (e)                           5.85          2/15/2018              2,348
    3,425  Mesquite Health Facilities Dev. Corp.                   5.50          2/15/2025              3,215
    2,040  Midlothian Dev. Auth. (INS)                             5.00         11/15/2018              1,991
    2,235  Midlothian Dev. Auth. (INS)                             5.00         11/15/2021              2,149
    9,265  Midlothian Dev. Auth.                                   6.00         11/15/2024              9,150
    1,695  Midlothian Dev. Auth. (INS)                             5.00         11/15/2026              1,546
    2,755  Midlothian Dev. Auth.                                   5.13         11/15/2026              2,444
    2,500  North Texas Tollway Auth.                               6.00          1/01/2023              2,753
   15,000  North Texas Tollway Auth.                               6.00          1/01/2025             16,475
    2,500  Northside ISD (NBGA)                                    5.00          2/15/2017              2,565
    2,800  Northside ISD (NBGA) (PRE)                              5.00          2/15/2017              2,883
    2,865  Northside ISD (NBGA) (PRE)                              5.00          2/15/2018              2,950
    2,555  Northside ISD (NBGA)                                    5.00          2/15/2018              2,616
    1,220  Nueces River Auth. (INS)                                5.00          7/15/2023              1,288
    1,530  Nueces River Auth. (INS)                                5.00          7/15/2024              1,608
    5,945  Plano ISD (NBGA)                                        5.00          2/15/2019              6,087
    2,965  Plano ISD (NBGA)                                        4.50          2/15/2023              3,115
    5,920  Port of Corpus Christi IDA                              5.40          4/01/2018              5,920
   17,715  Port of Corpus Christi IDC                              5.40          4/01/2018             17,715
    2,000  Red River Education Finance Corp.                       4.38          3/15/2025              2,027
    5,255  Red River Education Finance Corp.                       4.38          3/15/2026              5,285
    8,395  Rockwall ISD (NBGA)                                     5.14 (a)      2/15/2022              4,949
    9,205  Sabine River Auth. (INS)                                4.95          3/01/2018              9,744
    2,000  San Leanna Education Facilities Corp.                   5.00          6/01/2018              2,082
    1,965  San Leanna Education Facilities Corp.                   5.13          6/01/2023              1,969
    1,000  San Leanna Education Facilities Corp.                   5.13          6/01/2024                990
    1,545  San Leanna Education Facilities Corp.                   5.13          6/01/2025              1,513
    5,200  Schertz-Cibolo-Universal City ISD (NBGA)                4.86 (a)      2/01/2023              2,945
    3,320  State                                                   5.00          8/01/2016              3,748
    3,750  Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.25         11/15/2022              3,828
    9,410  Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.50         11/15/2022              8,971
    1,100  Tarrant County Cultural Education Facilities
              Finance Corp.                                        6.00         11/15/2026              1,115
    8,300  Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.13          5/15/2027              7,422
    8,000  Tarrant Regional Water District (INS)                   5.25          3/01/2017              8,849
    2,000  Tarrant Regional Water District (INS)                   5.25          3/01/2019              2,176
    2,000  Tarrant Regional Water District (INS)                   5.25          3/01/2020              2,176
    5,000  Tarrant Regional Water District (INS)                   4.38          3/01/2021              5,247
    7,000  Transportation Commission                               4.38          4/01/2025              7,200
   18,000  Transportation Commission                               4.50          4/01/2026             18,608
    4,000  Transportation Commission                               4.75          4/01/2027              4,177
    3,895  Tyler Health Facilities Dev. Corp.                      5.25          7/01/2011              3,989

================================================================================

13  |  USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON              FINAL              VALUE
(000)      SECURITY                                                RATE           MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
 $  2,125  Tyler Health Facilities Dev. Corp.                      5.25%         7/01/2012       $      2,215
    1,500  Tyler Health Facilities Dev. Corp.                      5.25          7/01/2013              1,571
    7,170  Tyler Health Facilities Dev. Corp.                      5.25         11/01/2019              7,325
    7,945  Tyler Health Facilities Dev. Corp.                      5.25         11/01/2021              7,992
    3,360  Tyler Health Facilities Dev. Corp.                      5.25         11/01/2022              3,372
    3,800  Tyler Health Facilities Dev. Corp.                      5.25         11/01/2023              3,784
    8,745  Tyler Health Facilities Dev. Corp.                      5.25          7/01/2026              8,179
    4,500  Univ. of Texas Board of Regents (PRE)                   5.38          8/15/2017              4,755
    7,000  Univ. of Texas Board of Regents (PRE)                   5.25          7/01/2018              7,481
   12,505  Univ. of Texas Board of Regents                         4.25          8/15/2025             12,879
    1,795  Weatherford ISD (NBGA)                                  4.73 (a)      2/15/2023              1,029
    1,795  Weatherford ISD (NBGA)                                  4.77 (a)      2/15/2024                966
    5,970  Williamson County (INS)                                 5.13          2/15/2022              6,649
    1,385  Wylie ISD (NBGA)                                        5.00 (a)      8/15/2014              1,287
    1,690  Wylie ISD (NBGA)                                        5.10 (a)      8/15/2015              1,510
                                                                                                 ------------
                                                                                                      486,279
                                                                                                 ------------
           UTAH (0.8%)
    4,410  Intermountain Power Agency (INS) (ETM)                  5.00          7/01/2012              4,426
   19,626  Jordanelle Special Service District (d)                12.00          8/01/2030             20,435
                                                                                                 ------------
                                                                                                       24,861
                                                                                                 ------------
           VIRGINIA (1.6%)
    1,750  Albemarle County IDA                                    5.00          1/01/2024              1,677
    2,290  College Building Auth.                                  5.00          6/01/2021              2,280
   11,280  College Building Auth.                                  5.00          6/01/2026             10,779
   15,342  Farms of New Kent Community Dev. Auth.                  5.13          3/01/2036             10,901
    3,889  Peninsula Town Center Community Dev. Auth.              5.80          9/01/2017              3,966
    6,752  Peninsula Town Center Community Dev. Auth.              6.25          9/01/2024              6,771
    5,378  Peninsula Town Center Community Dev. Auth.              6.35          9/01/2028              5,337
    5,510  Public School Auth. (PRE)                               5.00          8/01/2017              5,588
    1,000  Small Business Financing Auth.                          5.13          9/01/2022                987
                                                                                                 ------------
                                                                                                       48,286
                                                                                                 ------------
           WASHINGTON (0.5%)
    1,800  Health Care Facilities Auth. (INS)                      5.00         12/01/2023              1,740
    2,000  Health Care Facilities Auth. (INS)                      5.00         12/01/2024              1,895
    2,310  Health Care Facilities Auth. (INS)                      5.00         12/01/2025              2,164
    1,470  Higher Education Facilities Auth.                       5.20         10/01/2017              1,472
    2,000  Housing Finance Commission (INS)                        5.88          7/01/2019              2,011
    5,000  King County Housing Auth. (INS)                         5.20          7/01/2018              4,827
                                                                                                 ------------
                                                                                                       14,109
                                                                                                 ------------
           WISCONSIN (0.9%)
    4,130  Health and Educational Facilities Auth. (INS)           5.25          8/15/2012              4,141
    5,000  Health and Educational Facilities Auth. (INS)           5.13          8/15/2020              5,004
    8,300  Health and Educational Facilities Auth.                 5.13          2/15/2026              7,974
    1,625  Housing and EDA                                         4.85          9/01/2017              1,658
    1,345  Kaukauna Area School District (INS)                     4.85          3/01/2017              1,378
    6,000  Sheboygan (INS)                                         5.00          9/01/2015              6,691
                                                                                                 ------------
                                                                                                       26,846
                                                                                                 ------------
           Total Fixed-Rate Instruments (cost: $2,573,504)                                          2,598,967
                                                                                                 ------------
           PUT BONDS (7.7%)

           ALABAMA (0.4%)
   10,900  Baptist Health Care Auth.                               6.00         11/15/2024             11,433
                                                                                                 ------------

================================================================================

                                                 PORTFOLIO OF INVESTMENTS  |  14

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON              FINAL              VALUE
(000)      SECURITY                                                RATE           MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
           ARIZONA (0.5%)
 $ 12,500  Maricopa County                                         6.00%         5/01/2029       $     13,391
                                                                                                 ------------
           CALIFORNIA (0.1%)
    3,000  Health Facilities Financing Auth.                       4.95          7/01/2026              3,247
                                                                                                 ------------
           FLORIDA (0.8%)
    7,375  Miami-Dade County IDA                                   4.00         10/01/2018              7,438
   16,000  Putnam County Dev. Auth. (INS)                          5.35          3/15/2042             17,403
                                                                                                 ------------
                                                                                                       24,841
                                                                                                 ------------
           GEORGIA (0.3%)
    7,920  DeKalb County Housing Auth.                             4.70         10/01/2031              8,201
                                                                                                 ------------
           ILLINOIS (0.3%)
    7,500  Educational Facilities Auth.                            4.75         11/01/2036              7,970
                                                                                                 ------------
           LOUISIANA (0.5%)
   14,000  Public Facilities Auth.                                 7.00         12/01/2038             14,846
                                                                                                 ------------
           MASSACHUSETTS (0.2%)
    6,000  Dev. Finance Agency                                     5.75         12/01/2042              6,451
                                                                                                 ------------
           MICHIGAN (1.5%)
   15,000  Hospital Finance Auth.                                  6.00         12/01/2034             17,389
   15,000  Monroe County EDC (INS)                                 4.65         10/01/2024             15,338
   10,550  Strategic Fund Ltd. (INS)                               4.85          9/01/2030             10,799
                                                                                                 ------------
                                                                                                       43,526
                                                                                                 ------------
           NEW MEXICO (1.0%)
   10,000  Farmington                                              4.75          6/01/2040             10,023
   20,000  Farmington                                              5.20          6/01/2040             20,104
                                                                                                 ------------
                                                                                                       30,127
                                                                                                 ------------
           OHIO (0.3%)
    8,000  Air Quality Dev. Auth.                                  5.75          6/01/2033              8,770
                                                                                                 ------------
           PENNSYLVANIA (0.3%)
   10,000  Economic Dev. Financing Auth.                           2.63         12/01/2033             10,038
                                                                                                 ------------
           TENNESSEE (0.1%)
    1,950  Knox County Health, Educational, and Housing
              Facilities Board (NBGA)                              4.90          6/01/2031              2,020
                                                                                                 ------------
           TEXAS (1.1%)
    3,425  Beaumont Multifamily Housing Finance Corp. (NBGA)       4.70         12/15/2031              3,502
    7,500  Matagorda County Navigation District No. 1              5.13          6/01/2030              7,724
    3,425  Montgomery County Housing Finance Corp. (NBGA)          4.85          6/01/2031              3,517
   15,000  North State Tollway Auth.                               6.00          1/01/2038             16,450
                                                                                                 ------------
                                                                                                       31,193
                                                                                                 ------------
           WISCONSIN (0.3%)
    9,000  Madison                                                 4.88         10/01/2027              9,518
                                                                                                 ------------


================================================================================

15  |  USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON              FINAL              VALUE
(000)      SECURITY                                                RATE           MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
           Total Put Bonds (cost: $214,170)                                                           225,572
                                                                                                 ------------
           PERIODIC AUCTION RESET BONDS (0.1%)

           OKLAHOMA (0.1%)
 $  5,900  Tulsa County Industrial Auth., acquired
              7/20/2006; cost $5,900 (e),(g)                       0.64%         1/01/2039       $      1,770
                                                                                                 ------------
           VARIABLE-RATE DEMAND NOTES (2.7%)

           ALASKA (1.0%)
   21,000  Valdez Marine Terminal                                  4.50          7/01/2037             21,000
   10,000  Valdez Marine Terminal                                  4.50          7/01/2037             10,000
                                                                                                 ------------
                                                                                                       31,000
                                                                                                 ------------
           ARKANSAS (0.5%)
   15,000  Northwest Regional Airport Auth. (LOC -
              Regions Bank)                                        1.75          2/01/2027             15,000
                                                                                                 ------------
           CALIFORNIA (0.2%)
    5,000  Educational Facilities Auth. (LOC - Allied Irish
              Banks plc)                                           3.50          3/01/2038              5,000
                                                                                                 ------------
           NEW YORK (0.1%)
    1,600  Dormitory Auth. (LOC - Allied Irish Banks plc)          3.25          9/01/2036              1,600
                                                                                                 ------------
           SOUTH DAKOTA (0.5%)
   16,495  Health and Educational Facilities Auth. (LOC -
              Allied Irish Banks plc)                              3.00          7/01/2033             16,495
                                                                                                 ------------
           TEXAS (0.4%)
   10,930  Harrison County Health Facilities Dev. Corp.
              (LOC - Regions Bank)                                 1.75          4/01/2026             10,930
                                                                                                 ------------
           Total Variable-Rate Demand Notes (cost: $80,025)                                            80,025
                                                                                                 ------------

           TOTAL INVESTMENTS (COST: $2,873,599)                                                  $  2,906,334
                                                                                                 ============

($ IN 000s)                                       VALUATION HIERARCHY
                                                  -------------------
                                      (LEVEL 1)
                                    QUOTED PRICES       (LEVEL 2)
                                      IN ACTIVE           OTHER           (LEVEL 3)
                                       MARKETS         SIGNIFICANT       SIGNIFICANT
                                    FOR IDENTICAL      OBSERVABLE       UNOBSERVABLE
ASSETS                                 ASSETS             INPUTS            INPUTS              TOTAL
-----------------------------------------------------------------------------------------------------
  FIXED-RATE INSTRUMENTS            $          --      $ 2,598,967      $         --     $  2,598,967
  PUT BONDS                                    --          225,572                --          225,572
  PERIODIC AUCTION RESET BONDS                 --               --             1,770            1,770
  VARIABLE-RATE DEMAND NOTES                   --           80,025                --           80,025
-----------------------------------------------------------------------------------------------------
Total                               $          --      $ 2,904,564      $      1,770     $  2,906,334
-----------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

================================================================================

                                                 PORTFOLIO OF INVESTMENTS  |  16

================================================================================

                                                                PERIODIC AUCTION
                                                                RESET BONDS
--------------------------------------------------------------------------------
Balance as of March 31, 2010                                    $1,770

Net realized gain (loss)                                             -

Change in net unrealized appreciation/depreciation                   -

Net purchases (sales)                                                -

Transfers in                                                         -

Transfers out                                                        -
--------------------------------------------------------------------------------
Balance as of June 30, 2010                                     $1,770
--------------------------------------------------------------------------------

For the period ended June 30, 2010, there were no significant transfers of securities between levels 1, 2, or 3. The Fund's policy is to recognize transfers into and out of the valuation levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  |  USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. This includes variable rate demand notes with rate-reset dates of 60 days or less.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

18  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. The Fund uses amortized cost in valuing variable rate demand notes and a market approach in valuing all other level 2 securities, which is further discussed in Note A1. Additionally the portfolio of investments includes quantitative input information, such as coupon rates, maturity dates, and credit enhancements.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities using significant unobservable inputs at the end of the period (level 3), market quotations from the pricing services were not determinative of fair value. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as credit quality and coupon rates. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2010, were $93,333,000 and $60,598,000, respectively, resulting in net unrealized appreciation of $32,735,000.

================================================================================

19  |  USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,934,624,000 at June 30, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(c) At June 30, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2010, was $14,807,000, which represented 0.5% of the Fund's net assets.
(f) At June 30, 2010, the aggregate market value of securities purchased on a delayed-delivery basis was $7,338,000, which included when-issued securities of $3,508,000.
(g) Security was fair valued at June 30, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================

                                        NOTES TO PORTFOLIO OF INVESTMENTS  |  20



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/25/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/25/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/25/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.